OTHER LONG-LIVED ASSETS, NET	12 Months Ended
Dec. 31, 2018
OTHER LONG-LIVED ASSETS, NET
13. OTHER LONG-LIVED ASSETS, NET

Other long-lived assets are as follows:

	December 31, 2017	December 31, 2018	December 31 2018
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	6,515,200	6,515,200	947,597
Other	6,220	-	-

Total	6,521,420	6,515,200	947,597

Prepaid license fee represents the payment made by the Group pursuant to an IP license agreement with an online game company in January 2016 to use its IP to develop a mobile game. The mobile game is expected to be launched in 2019.